Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) customer	Dec. 31, 2017 CLP ($) customer
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,198	1,304
Gross Amount | $	$ 205,564,049	$ 195,632,913
Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,196	1,302
Gross Amount | $	$ 205,512,607	$ 195,525,065
Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	2
Gross Amount | $	$ 51,442	$ 107,848
On Demand and Non-Current [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	584	504
Gross Amount | $	$ 198,475,492	$ 186,832,316
On Demand and Non-Current [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	582	502
Gross Amount | $	$ 198,424,050	$ 186,724,468
On Demand and Non-Current [Member] | Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	2	2
Gross Amount | $	$ 51,442	$ 107,848
1-30 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	148	85
Gross Amount | $	$ 671,037	$ 3,057,994
1-30 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	148	85
Gross Amount | $	$ 671,037	$ 3,057,994
31-60 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	57	68
Gross Amount | $	$ 248,135	$ 333,078
31-60 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	57	68
Gross Amount | $	$ 248,135	$ 333,078
61-90 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	27	28
Gross Amount | $	$ 140,571	$ 279,100
61-90 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	27	28
Gross Amount | $	$ 140,571	$ 279,100
91-120 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1	71
Gross Amount | $	$ 224	$ 10,021
91-120 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	1	71
Gross Amount | $	$ 224	$ 10,021
121-150 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	10	99
Gross Amount | $	$ 7,274	$ 42,015
121-150 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	10	99
Gross Amount | $	$ 7,274	$ 42,015
151-180 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	6	45
Gross Amount | $	$ 39,001	$ 334,297
151-180 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	6	45
Gross Amount | $	$ 39,001	$ 334,297
181-210 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	7	48
Gross Amount | $	$ 43,681	$ 399,552
181-210 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	7	48
Gross Amount | $	$ 43,681	$ 399,552
211-250 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	4	33
Gross Amount | $	$ 56,046	$ 228,498
211-250 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	4	33
Gross Amount | $	$ 56,046	$ 228,498
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	354	323
Gross Amount | $	$ 5,882,588	$ 4,116,042
More than 251 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	354	323
Gross Amount | $	$ 5,882,588	$ 4,116,042